                                                                       AXP(R)
                                                                  Stock Fund

                                                      2001 SEMIANNUAL REPORT

(icon of) magnifying glass

American
   Express(R)
Funds

AXP Stock Fund seeks to provide shareholders with current income and growth of capital.

Big Names,
Big Business

While some investors like to strive for the potentially outstanding returns that can be generated by stocks of newer companies, others are more comfortable with the usually steadier performance provided by stocks of more established businesses. AXP Stock Fund focuses on stocks in the latter group, many of which long ago made their marks in American enterprise and, in some cases, also have a strong international business presence. These stocks offer the potential dual benefit of growth along with a steady stream of dividend income.

CONTENTS
From the Chairman                                  3
From the Portfolio Manager                         3
Fund Facts                                         5
The 10 Largest Holdings                            6
Financial Statements (Fund)                        7
Notes to Financial Statements (Fund)              10
Financial Statements (Portfolio)                  17
Notes to Financial Statements (Portfolio)         20
Investments in Securities                         23

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-2- AXP STOCK FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the market will do, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o  Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Arne H. Carlson

(picture of) G. Michael Kennedy
G. Michael Kennedy
Portfolio manager

From the Portfolio Manager

A conservative investment approach allowed AXP Stock Fund to hold up relatively well during a steep decline in the stock market over the past six months. Still, the Fund's Class A shares did experience a loss of 15.47% (excluding the sales charge) for the first half of the fiscal year -- October 2000 through March 2001.

The stock market was already in a downturn when the period began, as indications of a slowing economy fueled concerns among investors that corporate profits would suffer a similar slump. The selling pressure finally leveled off in late December, by which time the market was down nearly 12%.

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-3- SEMIANNUAL REPORT -- 2001

SURPRISE RATE CUT
The new year brought some welcome relief, as in early January the Federal Reserve surprised investors with an interest-rate cut that spurred the market to a sharp rally. But it proved to be short-lived. Profit worries quickly resurfaced, driving the market back into a steady retreat during February and March.

Although the Fund was certainly not immune to the market's troubles, it did manage to avoid the worst of them. This was most evident in the case of the technology sector, where a number of leading stocks saw their prices cut in half and, in some cases, much more over the six months. To the Fund's benefit, I substantially reduced the tech holdings last December, given what seemed to be unreasonably high prices for many issues. I kept the bulk of the proceeds from the tech sales in cash reserves, which also helped mitigate the impact of the market's struggles on the Fund in the ensuing months.

On the positive side, a heavy exposure to utility stocks paid off well during the first three months of the period before tailing off. To shore up the Fund's dividend, I added to holdings among electric utility stocks. Among other prominent sectors, financial services helped performance early in the period, while investments in health care, capital goods and retailing stocks provided mixed overall results.

Looking toward the second half of the fiscal year, while I don't expect a rapid turnaround in the stock market, I think we'll see the groundwork being laid for an improving investment environment. The cornerstone will be the likelihood of additional interest-rate reductions by the Federal Reserve, which should result in stronger economic growth and, consequently, a pick-up in corporate profits. Assuming that outlook is reasonably accurate, I would also expect stocks to perform better. In the meantime, I plan to stay with a somewhat cautious approach that centers on reasonably priced stocks that appear best able to weather short-term economic uncertainty.

G. Michael Kennedy


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-4- AXP STOCK FUND

Fund Facts
Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                  $20.19
Sept. 30, 2000                                                  $27.12
Decrease                                                        $ 6.93

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                     $ 0.97
From long-term capital gains                                    $ 1.93
Total distributions                                             $ 2.90
Total return*                                                  -15.47%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                  $19.99
Sept. 30, 2000                                                  $26.90
Decrease                                                        $ 6.91

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                     $ 0.89
From long-term capital gains                                    $ 1.93
Total distributions                                             $ 2.82
Total return*                                                  -15.84%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                  $19.96
Sept. 30, 2000                                                  $26.88
Decrease                                                        $ 6.92

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                     $ 0.90
From long-term capital gains                                    $ 1.93
Total distributions                                             $ 2.83
Total return*                                                  -15.85%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                  $20.19
Sept. 30, 2000                                                  $27.13
Decrease                                                        $ 6.94

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                     $ 0.99
From long-term capital gains                                    $ 1.93
Total distributions                                             $ 2.92
Total return*                                                  -15.43%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.


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-5- SEMIANNUAL REPORT -- 2001

The 10 Largest Holdings

                           Percent                 Value
                       (of net assets)    (as of March 31, 2001)
Wal-Mart Stores             2.35%               $90,900,000
USA Networks                2.11                 81,387,500
Williams Companies          1.89                 72,845,000
General Electric            1.84                 71,162,000
Baxter Intl                 1.71                 65,897,999
McGraw-Hill Companies       1.70                 65,615,000
Exxon Mobil                 1.68                 64,800,000
Wells Fargo                 1.67                 64,311,000
Safeway                     1.57                 60,665,000
Bank of America             1.56                 60,225,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here  make up 18.08% of net assets


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-6- AXP STOCK FUND


Financial Statements

Statement of assets and liabilities AXP Stock Fund, Inc.

March 31, 2001 (Unaudited)
Assets
Investment in Equity Portfolio (Note 1)                                              $3,860,162,035
                                                                                     --------------

Liabilities
Accrued distribution fee                                                                     28,307
Accrued service fee                                                                           2,168
Accrued transfer agency fee                                                                  11,324
Accrued administrative services fee                                                           2,993
Other accrued expenses                                                                      114,952
                                                                                            -------
Total liabilities                                                                           159,744
                                                                                            -------
Net assets applicable to outstanding capital stock                                   $3,860,002,291
                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                             $    1,913,696
Additional paid-in capital                                                            3,507,369,707
Undistributed net investment income                                                       3,617,007
Accumulated net realized gain (loss)                                                    142,067,138
Unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies                        205,034,743
                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock             $3,860,002,291
                                                                                     ==============
Net assets applicable to outstanding shares: Class A                                 $2,698,024,546
                                             Class B                                 $  363,201,697
                                             Class C                                 $    1,429,550
                                             Class Y                                 $  797,346,498
Net asset value per share of
    outstanding capital stock:
                                             Class A shares       133,640,064        $        20.19
                                             Class B shares        18,165,339        $        19.99
                                             Class C shares            71,606        $        19.96
                                             Class Y shares        39,492,611        $        20.19

See accompanying notes to financial statements.


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-7- SEMIANNUAL REPORT -- 2001



Statement of operations
AXP Stock Fund, Inc.

Six months ended March 31, 2001 (Unaudited)
Investment income
Income:
Dividends                                                                          $  28,679,448
Interest                                                                               8,204,188
                                                                                       ---------
Total income                                                                          36,883,636
                                                                                      ----------
Expenses (Note 2):
Expenses allocated from Equity Portfolio                                              10,212,275
Distribution fee
     Class A                                                                           3,791,584
     Class B                                                                           2,016,926
     Class C                                                                               5,518
Transfer agency fee                                                                    1,924,889
Incremental transfer agency fee
     Class A                                                                             113,089
     Class B                                                                              47,496
     Class C                                                                                 211
Service fee -- Class Y                                                                   448,620
Administrative services fees and expenses                                                604,697
Compensation of board members                                                              5,800
Printing and postage                                                                     217,894
Registration fees                                                                         49,181
Audit fees                                                                                 5,250
Other                                                                                      9,832
                                                                                           -----
Total expenses                                                                        19,453,262
     Earnings credits on cash balances (Note 2)                                         (134,747)
                                                                                        --------
Total net expenses                                                                    19,318,515
                                                                                      ----------
Investment income (loss) -- net                                                       17,565,121
                                                                                      ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                                           174,944,275
     Foreign currency transactions                                                       106,434
     Futures contracts                                                                 2,715,540
                                                                                       ---------
Net realized gain (loss) on investments                                              177,766,249
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies             (923,227,032)
                                                                                    ------------
Net gain (loss) on investments and foreign currencies                               (745,460,783)
                                                                                    ------------
Net increase (decrease) in net assets resulting from operations                    $(727,895,662)
                                                                                   =============

See accompanying notes to financial statements.


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-8- AXP STOCK FUND

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


Statements of changes in net assets AXP Stock Fund, Inc.
                                                                                  March 31, 2001                 Sept. 30, 2000
                                                                                 Six months ended                  Year ended
                                                                                    (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $   17,565,121                 $   31,154,331
Net realized gain (loss) on investments                                               177,766,249                    465,006,097
Net change in unrealized appreciation
     (depreciation) on investments
     and on translation of assets and
     liabilities in foreign currencies                                               (923,227,032)                   240,595,471
                                                                                     ------------                    -----------
Net increase (decrease) in net assets
     resulting from operations                                                       (727,895,662)                   736,755,899
                                                                                     ------------                    -----------
Distributions to shareholders from:
     Net investment income
         Class A                                                                      (11,279,539)                   (22,686,570)
         Class B                                                                         (106,921)                            --
         Class C                                                                           (1,187)                          (896)
         Class Y                                                                       (4,054,109)                    (8,286,582)
     Net realized gain
         Class A                                                                     (342,402,971)                  (366,196,061)
         Class B                                                                      (45,710,431)                   (42,601,785)
         Class C                                                                         (118,787)                            --
         Class Y                                                                     (101,769,580)                  (112,206,614)
                                                                                     ------------                   ------------
Total distributions                                                                  (505,443,525)                  (551,978,508)
                                                                                     ------------                   ------------

Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 5)                                                    58,579,864                    193,617,322
     Class B shares                                                                    32,798,679                    102,884,487
     Class C shares                                                                     1,059,192                        717,414
     Class Y shares                                                                    97,376,162                    203,076,715
Reinvestment of distributions at net asset value
     Class A shares                                                                   324,711,038                    356,019,142
     Class B shares                                                                    45,232,169                     42,094,823
     Class C shares                                                                       115,662                            896
     Class Y shares                                                                    96,864,351                    108,039,801
Payments for redemptions
     Class A shares                                                                  (180,092,764)                  (421,488,122)
     Class B shares (Note 2)                                                          (35,893,842)                   (69,976,434)
     Class C shares (Note 2)                                                             (132,628)                           (58)
     Class Y shares                                                                  (122,993,939)                  (440,975,392)
                                                                                     ------------                   ------------
Increase (decrease) in net assets from
     capital share transactions                                                       317,623,944                     74,010,594
                                                                                      -----------                     ----------
Total increase (decrease) in net assets                                              (915,715,243)                   258,787,985
Net assets at beginning of period                                                   4,775,717,534                  4,516,929,549
                                                                                    -------------                  -------------
Net assets at end of period                                                        $3,860,002,291                 $4,775,717,534
                                                                                   ==============                 ==============
Undistributed net investment income                                                $    3,617,007                 $    1,493,642
                                                                                   --------------                 --------------

See accompanying notes to financial statements.

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-9- SEMIANNUAL REPORT -- 2001

Notes to Financial Statements
AXP Stock Fund, Inc.

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 74 shares of capital stock at $27.21 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Equity Portfolio
The Fund invests all of its assets in Equity Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in common stocks and securities convertible into common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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-10- AXP STOCK FUND

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Net  investment  income  (loss) and net realized  gains  (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $901,216 for Class A, $130,672 for Class B and $209 for Class C for the six months ended March 31, 2001.

During the six months ended March 31, 2001, the Fund's transfer agency fees were reduced by $134,747 as a result of earnings credits from overnight cash balances.


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-11- SEMIANNUAL REPORT -- 2001

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended March 31, 2001
                                        Class A      Class B     Class C      Class Y
Sold                                  2,506,685    1,402,476      45,268    4,247,896
Issued for reinvested distributions  15,128,090    2,125,572       5,443    4,513,772
Redeemed                             (7,779,923)  (1,576,140)     (5,354)  (5,439,559)
                                     ----------   ----------      ------   ----------
Net increase (decrease)               9,854,852    1,951,908      45,357    3,322,109
                                      ---------    ---------      ------    ---------


                                                  Year ended Sept. 30, 2000
                                        Class A      Class B    Class C*       Class Y
Sold                                  7,079,589    3,781,123      26,218     7,402,862
Issued for reinvested distributions  13,183,078    1,573,879          33     4,003,458
Redeemed                            (15,265,905)  (2,565,981)         (2)  (15,921,278)
                                    -----------   ----------          --   -----------
Net increase (decrease)               4,996,762    2,789,021      26,249    (4,514,958)
                                      ---------    ---------      ------    ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Stock Fund acquired the assets and assumed the identified liabilities of Strategist Equity Fund.

The aggregate net assets of AXP Stock Fund immediately before the acquisition were $4,955,658,598.

The merger was accomplished by a tax-free exchange of 41,539 shares of Strategist Equity Fund valued at $1,323,229.

In exchange for the Strategist Equity Fund shares and net assets, AXP Stock Fund issued the following number of shares:

           Shares     Net assets
Class A    47,435     $1,323,229

Strategist Equity Fund's net assets at that date consisted of capital stock of $1,047,426 and unrealized appreciation of $275,803.


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-12- AXP STOCK FUND

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

7. FINANCIAL HIGHLIGHTS
The tables below show certain important finanicial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                          2001(b)           2000             1999              1998              1997

Net asset value, beginning of period                 $27.12            $26.14           $24.18            $27.44            $22.49

Income from investment operations:

Net investment income (loss)                            .10               .19              .24               .29               .39

Net gains (losses) (both realized and unrealized)     (4.13)             4.11             4.00               .22              6.11

Total from investment operations                      (4.03)             4.30             4.24               .51              6.50

Less distributions:

Dividends from net investment income                   (.09)             (.18)            (.24)             (.30)             (.43)

Distributions from realized gains                     (2.81)            (3.14)           (2.04)            (3.47)            (1.12)

Total distributions                                   (2.90)            (3.32)           (2.28)            (3.77)            (1.55)

Net asset value, end of period                       $20.19            $27.12           $26.14            $24.18            $27.44

Ratios/supplemental data

Net assets, end of period (in millions)              $2,698            $3,358           $3,105            $2,783            $2,877

Ratio of expenses to average daily net assets(c)       .86%(d)           .84%             .82%              .77%              .78%

Ratio of net investment income (loss)
   to average daily net assets                         .85%(d)           .67%             .90%             1.14%             1.58%

Portfolio turnover rate
   (excluding short-term securities)                    43%               53%              76%               79%               82%

Total return(e)                                     (15.47%)           16.59%           17.71%             2.04%            30.22%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

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-13- SEMIANNUAL REPORT -- 2001



Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                          2001(b)           2000             1999              1998              1997

Net asset value, beginning of period                 $26.90            $25.97           $24.05            $27.32            $22.42

Income from investment operations:

Net investment income (loss)                            .01                --              .06               .10               .22

Net gains (losses) (both realized and unrealized)     (4.10)             4.07             3.96               .21              6.05

Total from investment operations                      (4.09)             4.07             4.02               .31              6.27

Less distributions:

Dividends from net investment income                   (.01)               --             (.06)             (.11)             (.25)

Distributions from realized gains                     (2.81)            (3.14)           (2.04)            (3.47)            (1.12)

Total distributions                                   (2.82)            (3.14)           (2.10)            (3.58)            (1.37)

Net asset value, end of period                       $19.99            $26.90           $25.97            $24.05            $27.32

Ratios/supplemental data

Net assets, end of period (in millions)                $363             $436              $349              $258              $203

Ratio of expenses to average daily net assets(c)      1.62%(d)         1.60%             1.59%             1.53%             1.55%

Ratio of net investment income (loss)
   to average daily net assets                         .08%(d)         (.09%)             .12%              .39%              .85%

Portfolio turnover rate
   (excluding short-term securities)                    43%              53%               76%               79%               82%

Total return(e)                                     (15.84%)          15.73%            16.81%             1.27%            29.23%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

------------------------------------------------------------------------------
-14- AXP STOCK FUND

Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                           2001(b)        2000(c)

Net asset value, beginning of period                  $26.88         $26.70

Income from investment operations:

Net investment income (loss)                             .02            .05

Net gains (losses) (both realized and unrealized)      (4.11)           .17

Total from investment operations                       (4.09)           .22

Less distributions:

Dividends from net investment income                    (.02)          (.04)

Distributions from realized gains                      (2.81)            --

Total distributions                                    (2.83)          (.04)

Net asset value, end of period                        $19.96         $26.88

Ratios/supplemental data

Net assets, end of period (in millions)                   $1             $1

Ratio of expenses to average daily net assets(d)       1.62%(e)       1.60%(e)

Ratio of net investment income (loss)
   to average daily net assets                          .16%(e)        .02%(e)

Portfolio turnover rate
   (excluding short-term securities)                     43%            53%

Total return(f)                                      (15.85%)          .81%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------
-15- SEMIANNUAL REPORT -- 2001


Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                         2001(b)           2000             1999              1998              1997

Net asset value, beginning of period                $27.13            $26.14           $24.18            $27.44            $22.49

Income from investment operations:

Net investment income (loss)                           .12               .23              .27               .31               .42

Net gains (losses) (both realized and unrealized)    (4.14)             4.13             4.00               .22              6.11

Total from investment operations                     (4.02)             4.36             4.27               .53              6.53

Less distributions:

Dividends from net investment income                  (.11)             (.23)            (.27)             (.32)             (.46)

Distributions from realized gains                    (2.81)            (3.14)           (2.04)            (3.47)            (1.12)

Total distributions                                  (2.92)            (3.37)           (2.31)            (3.79)            (1.58)

Net asset value, end of period                      $20.19            $27.13           $26.14            $24.18            $27.44

Ratios/supplemental data

Net assets, end of period (in millions)               $797              $981           $1,063            $1,027            $1,082

Ratio of expenses to average daily net assets(c)      .70%(d)           .69%             .72%              .70%              .66%

Ratio of net investment income (loss)
   to average daily net assets                       1.01%(d)           .82%            1.00%             1.21%             1.71%

Portfolio turnover rate
   (excluding short-term securities)                   43%               53%              76%               79%               82%

Total return(e)                                    (15.43%)            16.80%          17.81%             2.12%            30.38%


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------
-16- AXP STOCK FUND

Financial Statements

Statement of assets and liabilities
Equity Portfolio

March 31, 2001 (Unaudited)
Assets
Investments in securities, at value (Note 1):
     (identified cost $3,649,980,790)                 $3,855,032,473
Dividends and accrued interest receivable                  3,012,124
Receivable for investment securities sold                 45,219,034
                                                          ----------
Total assets                                           3,903,263,631
                                                       -------------

Liabilities
Disbursements in excess of cash on demand deposit             42,600
Payable for investment securities purchased               42,834,063
Accrued investment management services fee                    49,682
Other accrued expenses                                        92,095
                                                              ------
Total liabilities                                         43,018,440
                                                          ----------
Net assets                                            $3,860,245,191
                                                      ==============

See accompanying notes to financial statements.

------------------------------------------------------------------------------
-17- SEMIANNUAL REPORT -- 2001



Statement of operations
Equity Portfolio

Six months ended March 31, 2001 (Unaudited)
Investment income
Income:
Dividends                                                                  $   28,680,049
Interest                                                                        8,198,434
                                                                                ---------
Total income                                                                   36,878,483
                                                                               ----------
Expenses (Note 2):
Investment management services fee                                             10,025,626
Compensation of board members                                                       8,200
Custodian fees                                                                    145,937
Audit fees                                                                         15,750
Other                                                                              23,529
                                                                                   ------
Total expenses                                                                 10,219,042
     Earnings credits on cash balances (Note 2)                                    (6,553)
                                                                                   ------
Total net expenses                                                             10,212,489
                                                                               ----------
Investment income (loss) -- net                                                26,665,994
                                                                               ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                           174,929,828
     Foreign currency transactions                                                106,211
     Futures contracts                                                          2,715,540
                                                                                ---------
Net realized gain (loss) on investments                                       177,751,579
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies      (923,227,982)
                                                                             ------------
Net gain (loss) on investments and foreign currencies                        (745,476,403)
                                                                             ------------
Net increase (decrease) in net assets resulting from operations             $(718,810,409)
                                                                            =============

See accompanying notes to financial statements.

------------------------------------------------------------------------------
-18- AXP STOCK FUND



Statements of changes in net assets
Equity Portfolio
                                                                              March 31, 2001          Sept. 30, 2000
                                                                             Six months ended           Year ended
                                                                                (Unaudited)
Operations
Investment income (loss) -- net                                                $   26,665,994          $   50,409,731
Net realized gain (loss) on investments                                           177,751,579             465,117,393
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies          (923,227,982)            240,698,409
                                                                                 ------------             -----------
Net increase (decrease) in net assets resulting from operations                  (718,810,409)            756,225,533
Net contributions (withdrawals) from partners                                    (196,949,546)           (499,984,692)
                                                                                 ------------            ------------
Total increase (decrease) in net assets                                          (915,759,955)            256,240,841
Net assets at beginning of period                                               4,776,005,146           4,519,764,305
                                                                                -------------           -------------
Net assets at end of period                                                    $3,860,245,191          $4,776,005,146
                                                                               ==============          ==============

See accompanying notes to financial statements.

------------------------------------------------------------------------------
-19- SEMIANNUAL REPORT -- 2001

Notes to Financial Statements
Equity Portfolio

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------
-20- AXP STOCK FUND

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service.
The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


------------------------------------------------------------------------------
-21- SEMIANNUAL REPORT -- 2001

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Stock Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $114,926 for the six months ended March 31, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2001, the Portfolio's custodian fees were reduced by $6,553 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,747,660,609 and $2,224,359,165, respectively, for the six months ended March 31, 2001. For the same period, the portfolio turnover rate was 43%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $228,750 for the six months ended March 31, 2001.

Income from securities lending amounted to $26,264 for the six months ended March 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.


------------------------------------------------------------------------------
-22- AXP STOCK FUND



Investments in Securities
Equity Portfolio

March 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (83.3%)
Issuer                                                                        Shares                  Value(a)
Aerospace & defense (3.0%)
Boeing                                                                       700,000               $38,997,000
Lockheed Martin                                                              700,000                24,955,000
United Technologies                                                          700,000                51,310,000
Total                                                                                              115,262,000

Airlines (0.5%)
Southwest Airlines                                                         1,050,000                18,637,500

Automotive & related (0.6%)
Ford Motor                                                                   800,000                22,496,000

Banks and savings & loans (4.7%)
Bank of America                                                            1,100,000                60,225,000
FleetBoston Financial                                                      1,000,000                37,750,000
U.S. Bancorp                                                                 885,500                20,543,600
Wells Fargo                                                                1,300,000                64,311,000
Total                                                                                              182,829,600

Beverages & tobacco (2.5%)
Anheuser-Busch                                                             1,000,000                45,930,000
Coca-Cola                                                                  1,100,000                49,676,000
Total                                                                                               95,606,000

Chemicals (1.8%)
Dow Chemical                                                                 900,000                28,413,000
du Pont (EI) de Nemours                                                    1,000,000                40,700,000
Total                                                                                               69,113,000

Communications equipment & services (0.5%)
CIENA                                                                        200,000(b)              8,325,000
Corning                                                                      200,000                 4,138,000
JDS Uniphase                                                                 300,000(b)              5,531,250
Total                                                                                               17,994,250

Computer software & services (1.4%)
Electronic Arts                                                              800,000(b)             43,400,000
VERITAS Software                                                             200,000(b)              9,248,000
Total                                                                                               52,648,000

Computers & office equipment (2.9%)
AOL Time Warner                                                              600,000(b)             24,090,000
Automatic Data Processing                                                    500,000                27,190,000
Cisco Systems                                                              2,000,000(b)             31,625,000
First Data                                                                   500,000                29,855,000
Total                                                                                              112,760,000

Electronics (2.6%)
Applied Materials                                                          1,100,000(b)             47,850,000
Intel                                                                      1,000,000                26,312,500
Texas Instruments                                                            900,000                27,882,000
Total                                                                                              102,044,500

Energy (6.1%)
BP Amoco ADR                                                                 800,000(c)             39,696,000
Chevron                                                                      500,000                43,900,000
Conoco Cl A                                                                1,700,000                47,770,000
Exxon Mobil                                                                  800,000                64,800,000
Kerr-McGee                                                                   600,000                38,940,000
Total                                                                                              235,106,000

Energy equipment & services (3.1%)
Halliburton                                                                1,300,000                47,775,000
Schlumberger                                                                 525,000                30,245,250
Transocean Sedco Forex                                                       400,000                17,340,000
Weatherford Intl                                                             500,000(b)             24,675,000
Total                                                                                              120,035,250

Financial services (3.3%)
Citigroup                                                                  1,200,000                53,976,000
Fannie Mae                                                                   700,000                55,720,000
Lehman Brothers Holdings                                                     300,000                18,810,000
Total                                                                                              128,506,000

Food (3.0%)
ConAgra                                                                    1,700,000                31,008,000
General Mills                                                              1,300,000                55,913,000
Kellogg                                                                    1,000,000                27,030,000
Total                                                                                              113,951,000

Health care (9.2%)
American Home Products                                                     1,000,000                58,750,000
Amgen                                                                        300,000(b)             18,056,250
Baxter Intl                                                                  700,000                65,897,999
Guidant                                                                      800,000(b)             35,992,000
Immunex                                                                    1,500,000(b)             21,468,750
Medtronic                                                                  1,000,000                45,740,000
Merck & Co                                                                   300,000                22,770,000
Pfizer                                                                     1,325,000                54,258,750
Schering-Plough                                                              900,000                32,877,000
Total                                                                                              355,810,749

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
-23- SEMIANNUAL REPORT -- 2001



Common stocks (continued)
Issuer                                                                        Shares                  Value(a)
Household products (2.3%)
Colgate-Palmolive                                                            850,000               $46,971,000
Gillette                                                                   1,400,000                43,638,000
Total                                                                                               90,609,000

Industrial equipment & services (1.1%)
Caterpillar                                                                1,000,000                44,380,000

Insurance (3.5%)
Allstate                                                                   1,200,000                50,328,000
American General                                                           1,200,000                45,900,000
American Intl Group                                                          500,000                40,250,000
Total                                                                                              136,478,000

Leisure time & entertainment (0.9%)
Viacom Cl B                                                                  779,664(b)             34,281,826

Media (7.1%)
Comcast Special Cl A                                                       1,200,000(b)             50,325,000
Cox Communications Cl A                                                      800,000(b)             35,592,000
Hispanic Broadcasting                                                        600,000(b)             11,460,000
McGraw-Hill Companies                                                      1,100,000                65,615,000
Sony ADR                                                                     400,000(c)             28,900,000
USA Networks                                                               3,400,000(b)             81,387,500
Total                                                                                              273,279,500

Metals (2.0%)
Alcan Aluminium                                                            1,000,000(c)             36,000,000
Alcoa                                                                      1,100,000                39,545,000
Total                                                                                               75,545,000

Multi-industry conglomerates (4.7%)
General Electric                                                           1,700,000                71,162,000
Minnesota Mining & Mfg                                                       500,000                51,950,000
Textron                                                                    1,000,000                56,840,000
Total                                                                                              179,952,000

Paper & packaging (0.9%)
Intl Paper                                                                 1,000,000                36,080,000

Retail (6.5%)
Federated Dept Stores                                                        800,000(b)             33,240,000
Home Depot                                                                   750,000                32,325,000
Safeway                                                                    1,100,000(b)             60,665,000
Wal-Mart Stores                                                            1,800,000                90,900,000
Walgreen                                                                     800,000                32,640,000
Total                                                                                              249,770,000

Transportation (1.0%)
CSX                                                                        1,100,000                37,070,000

Utilities -- electric (4.1%)
Dominion Resources                                                           700,000                45,129,000
Duke Energy                                                                  600,000                25,644,000
Exelon                                                                       650,000                42,640,000
Xcel Energy                                                                1,500,000                45,165,000
Total                                                                                              158,578,000

Utilities -- gas (3.1%)
El Paso                                                                      730,000                47,669,000
Williams Companies                                                         1,700,000                72,845,000
Total                                                                                              120,514,000

Utilities -- telephone (0.9%)
SBC Communications                                                           807,304                36,029,978

Total common stocks
(Cost: $3,001,959,283)                                                                          $3,215,367,153

Preferred stocks (3.9%)
Issuer                                                                        Shares                  Value(a)
AT&T
     7.00% Cv                                                                675,000               $20,594,250
Coastal
     6.63% Cv PRIDES                                                         339,700(h)             14,989,263
CVS
     6.00% Cv                                                                200,000                19,000,000
Georgia-Pacific Group
     7.50% Cm Cv                                                             925,000                32,375,000
Metlife Capital
     8.00% Cm Cv                                                             300,000                28,350,000
Pharmacia
     6.50% Cv ACES                                                           400,000(g)             18,800,000
Wendys Financing
     5.00% Cm Cv Series A                                                    340,000                16,388,000

Total preferred stocks
(Cost: $151,870,045)                                                                              $150,496,513

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
-24- AXP STOCK FUND



Bonds (1.3%)
Issuer                                   Coupon                         Principal                Value(a)
                                          rate                           amount
Costco Wholesale
     Zero Coupon Cv
         08-19-17                          3.50%                         $21,000,000(d,f)          $19,614,000
Devon Energy
     Cv
         08-15-08                          4.90                           15,000,000                14,850,000
Exodus Communications
     Cv Sub Nts
         07-15-08                          4.75                           25,100,000(d)             13,875,280
Total bonds
(Cost: $55,196,698)                                                                                $48,339,280

Short-term securities (11.4%)
Issuer                                 Annualized                        Amount                  Value(a)
                                      yield on date                    payable at
                                       of purchase                      maturity
U.S. government agencies (6.7%)
Federal Home Loan Bank Disc Nts
     04-06-01                              5.26%                          $3,600,000                $3,596,325
     06-01-01                              4.93                            7,300,000                 7,236,764
     06-08-01                              4.80                           50,000,000                49,518,749
     06-22-01                              4.62                           34,500,000                34,101,525
Federal Home Loan Mtge Corp Disc Nts
     05-01-01                              4.97                           25,000,000                24,890,000
     05-22-01                              4.73                           43,100,000                42,801,771
Federal Natl Mtge Assn Disc Nts
     04-02-01                              5.08                           20,000,000                19,991,533
     04-16-01                              5.30                           27,600,000                27,529,357
     04-19-01                              5.20                              200,000                   199,385
     04-26-01                              4.98                           27,000,000                26,899,558
     05-18-01                              4.74                           21,200,000                21,059,634
Total                                                                                              257,824,601

Commercial paper (4.7%)
Alabama Power
     06-21-01                              4.75                            4,700,000                 4,646,361
CAFCO
     06-06-01                              4.76                            7,200,000(e)              7,132,680
Commerzbank U.S. Finance
     05-01-01                              5.22                           10,600,000                10,551,474
Gannett
     04-18-01                              5.01                            5,400,000(e)              5,385,750
     04-20-01                              4.96                           12,800,000(e)             12,763,040
     04-23-01                              4.99                            7,800,000(e)              7,774,156
Heinz (HJ)
     05-07-01                              4.98                           18,000,000                17,905,950
Kimberly-Clark
     05-02-01                              4.87                           10,000,000(e)              9,955,541
May Dept Stores
     04-24-01                              4.96                           11,000,000                10,962,263
     05-03-01                              4.92                            8,000,000                 7,962,978
Merrill Lynch
     05-11-01                              5.05                            8,700,000                 8,646,538
Natl Rural Utilities
     04-02-01                              5.05                            3,900,000                 3,898,359
Paccar Financial
     04-27-01                              5.03                           10,700,000                10,658,306
Salomon Smith Barney
     05-16-01                              4.93                           11,800,000                11,724,512
SBC Communications
     04-23-01                              4.95                            6,800,000(e)              6,777,651
     04-23-01                              5.11                           15,000,000(e)             14,949,099
Toyota Motor Credit
     04-19-01                              4.99                            9,800,000(e)              9,772,887
     04-19-01                              5.11                            9,000,000(e)              8,974,499
     04-20-01                              5.06                           12,600,000(e)             12,562,882
Total                                                                                              183,004,926

Total short-term securities
(Cost: $440,954,764)                                                                              $440,829,527

Total investments in securities
(Cost: $3,649,980,790)(i)                                                                       $3,855,032,473


See accompanying notes to investments in securities.

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-25- SEMIANNUAL REPORT -- 2001

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2001, the value of foreign securities represented
    2.71% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(h) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(i) At March 31, 2001, the cost of securities for federal income tax purposes was approximately $3,649,981,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 471,750,000
    Unrealized depreciation                                        (266,699,000)
                                                                   ------------
    Net unrealized appreciation                                   $ 205,051,000
                                                                  -------------


------------------------------------------------------------------------------
-26- AXP STOCK FUND

AXP Stock Fund
70100 AXP Financial Center
Minneapolis, MN 55474



Ticker Symbol
Class A: INSTX  Class B: IDSBX
Class C: N/A    Class Y: IDSYX

                                                              PRSRT STD AUTO
                                                               U.S. POSTAGE
                                                                   PAID
                                                                 AMERICAN
                                                                  EXPRESS


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial
Advisors Inc. and is not a broker-dealer.


                                                              S-6365 R (5/01)